UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   SEPTEMBER 30, 1999
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Yeager, Wood &  Marshall, Inc.
                  -------------------------------------------------
Address:          630 Fifth Avenue, Suite 2900
                  -------------------------------------------------
                  New York, NY  10111
                  -------------------------------------------------

Form 13F File Number:    28-113
                         ------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gordon M. Marchand
         -----------------------------------------------
Title:   Vice President, Treasurer & Corporate Secretary
         -----------------------------------------------
Phone:   212-765-5350
         -----------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Gordon M. Marchand          New York, NY                October 27, 1999
    ----------------------------    -------------------------   ----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                     25
                                                  -------------------------

Form 13F Information Table Value Total:                $ 457,912
                                                  -------------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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PAGE:    1 OF:   1      FORM 13F      NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.            #028-00113  DATE:09/30/99


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
ABBOTT LABORATORIES   COMMON STOCK   002824100           13,534      368,892    X                            141600          227292
AMERICAN INT'L GROUP  COMMON STOCK   026874107           21,310      245,118    X                             68878          176240
AUTOMATIC DATA        COMMON STOCK   053015103           18,900      423,522    X                            136000          287522
 PROCESSING, INC.
COLGATE-PALMOLIVE CO  COMMON STOCK   194162103           15,820      345,794    X                             95800          249994
DISNEY (WALT), CO.    COMMON STOCK   254687106            3,611      138,884    X                                            138884
FDX CORP.             COMMON STOCK   31304N107           12,172      313,100    X                            169000          144100
GILLETTE COMPANY      COMMON STOCK   375766102           11,353      334,523    X                             81324          253199
HOME DEPOT INC.       COMMON STOCK   437076102           34,870      508,117    X                            173100          335017
GARTNER GROUP         COMMON STOCK   366651107           13,134      820,890    X                            385500          435390
JOHNSON & JOHNSON     COMMON STOCK   478160104           19,983      217,502    X                             67300          150202
COCA COLA COMPANY     COMMON STOCK   191216100           11,505      238,436    X                             50900          187536
MARRIOTT INTERNAT'L   COMMON STOCK   571903202           18,335      560,915    X                            227600          333315
MCDONALD'S CORP       COMMON STOCK   580135101           27,525      636,418    X                            186700          449718
MERCK & CO. INC.      COMMON STOCK   589331107           18,633      287,484    X                            114700          172784
MICROSOFT CORP        COMMON STOCK   594918104            5,198       57,400    X                                             57400
PFIZER, INC.          COMMON STOCK   717081103           21,868      609,555    X                            271500          338055
ROBERT HALF INT'L     COMMON STOCK   770323103           12,631      531,815    X                            297600          234215
STARBUCKS CORP.       COMMON STOCK   855244109           20,810      839,740    X                            342200          497540
STAPLES INC.          COMMON STOCK   855030102           19,816      908,480    X                            390825          517655
STATE STREET CORP.    COMMON STOCK   857477103           21,837      337,910    X                             98900          239010
SERVICEMASTER CO.     COMMON STOCK   81760N109           22,056    1,373,148    X                            669386          703762
A T & T CORP          COMMON STOCK   001957109            9,143      210,190    X                             61500          148690
TIFFANY & COMPANY     COMMON STOCK   886547108           43,287      722,210    X                            265500          456710
WAL-MART STORES, INC  COMMON STOCK   931142103           32,873      691,146    X                            202700          488446
WM. WRIGLEY, JR. CO.  COMMON STOCK   982526105            7,709      112,036    X                             41000           71036
GRAND TOTAL:                                        457,912,049
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